SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL (Details)
Warrants Issued	2,100,228	77,460,159
Warrants, exercised	(265,650)	(247,500)
Warrants expired	(3,027,615)
Warrants, outstanding, ending	91,892,620	93,085,657
Weighted average exercise price, issued	$ 0.38	$ 0.49
Weighted average exercise price, exercised	$ 0.33	$ 0.34
Warrants, outstanding, beginning	93,085,657	15,872,998
Weighted average exercise price, expired	$ 0.44
Weighted average exercise price, outstanding, ending	$ 0.48	$ 0.48